Payments, Details - 12 months ended Nov. 30, 2024 - USD ($)	Amount	Type	Country	Govt.	Project	Resource	Ext. Method
#: 1
	$ 1,115,000	Fees	UNITED STATES	Department of Natural Resources	Donlin Gold LLC	Novagold	Open Pit
#: 2
	151,000	Fees	UNITED STATES	Bureau of Land Management	Donlin Gold LLC	Novagold	Open Pit
#: 3
	1,000	Fees	UNITED STATES	Department of Environmental Conservation	Donlin Gold LLC	Novagold	Open Pit
#: 4
	20,000	Fees	UNITED STATES	Department of Administration	Donlin Gold LLC	Novagold	Open Pit
#: 5
	50,000	Fees	UNITED STATES	United States Geological Survey	Donlin Gold LLC	Novagold	Open Pit
#: 6
	4,000	Fees	UNITED STATES	Department of Environmental Conservation	Closure sites	Novagold	Open Pit
#: 7
	$ 707,000	Taxes	CANADA	Canada Revenue Agency	Donlin Gold LLC	Novagold	Open Pit